Filed Pursuant to Rule 497(c)
                                   Registration Nos.:  333-51431
                                                        811-8769
Prospectus
September 28, 1999

                  Badgley Funds, Inc.

                  BADGLEY GROWTH FUND

                 BADGLEY BALANCED FUND

                     P.O. Box 701
           Milwaukee, Wisconsin  53201-0701
                     1-877-BADGLEY
                 www.badgleyfunds.com

     The  investment  objective of the  Badgley  Growth
Fund   (the   "Growth   Fund")  is  long-term   capital
appreciation.  The investment objective of the  Badgley
Balanced   Fund  (the  "Balanced  Fund")  is  long-term
capital appreciation and income. The Growth Fund and Balanced Fund each invest primarily in common stocks and the Balanced Fund also invests in investment grade bonds and other fixed income securities. Each Fund's common stock investments are made based on long-term growth potential which may result in lower turnover, transaction costs and capital gains distributions.

     This Prospectus contains information you should consider before you invest in one or more of the Funds.
Please read it carefully and keep it for future reference.

                 ____________________

     The Securities and Exchange Commission (the "SEC")
has not approved or disapproved of these securities  or
passed  upon  the  adequacy of  this  Prospectus.   Any
representation to the contrary is a criminal offense.

     In  deciding whether to invest in one or  more  of
the  Funds, you should rely only on information in this
Prospectus  or the Statement of Additional  Information
(the  "SAI").  The Funds have not authorized others  to
provide  additional  information.   The  Funds  do  not
authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.


                   TABLE OF CONTENTS
                                                          Page No.

HIGHLIGHTS AND RISKS                                            1

FEES AND EXPENSES OF THE FUNDS                                  2

INVESTMENT OBJECTIVES                                           3

HOW THE FUNDS INVEST                                            3

PRIOR PERFORMANCE OF THE ADVISER                                5

FINANCIAL HIGHLIGHTS                                            7

FUND MANAGEMENT                                                 8

HOW TO PURCHASE SHARES                                         10

HOW TO REDEEM SHARES                                           12

VALUATION OF FUND SHARES                                       14

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    14

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT       14

YEAR 2000 ISSUE                                                15

                 HIGHLIGHTS AND RISKS

What are the goals of each Fund?

     The   Growth  Fund's  goal  is  long-term  capital
appreciation.   The Balanced Fund's goal  is  long-term
capital  appreciation  and income (i.e.,  risk-adjusted
total  return).  These goals are sometimes referred  to
as   the   Funds'  investment  objectives.   For   more
information, see "Investment Objectives" and "How the Funds Invest."

What will the Funds invest in?

     The  Funds  invest  primarily  in  companies  with
medium-to-large  market  capitalizations.   The  Growth
Fund  primarily invests in common stocks.  The Balanced
Fund  primarily invests in common stocks and investment
grade  bonds  and  other fixed income  securities.   In
trying to achieve the Funds' goals, Badgley, Phelps and
Bell,  Inc.  (the  "Adviser") selects stocks  that  the
Adviser  believes have the potential to grow  revenues,
earnings  and  dividends in excess of  the  Standard  &
Poor's 500 Stock Index (the "S&P 500") over a three  to
five-year time period.  The Adviser generally purchases
common  stocks  with a longer-term investment  horizon,
which  may result in lower turnover, transaction  costs
and capital gains distributions.  The Adviser generally
sells  common  stocks  that the Adviser  believes  show
deteriorating  fundamentals  or  are  overvalued.   The
Adviser  generally  sells bonds  that  fall  below  the
Balanced  Fund's  credit quality standards.   For  more
information, see "How the Funds Invest."

What are the main risks of investing in the Funds?

     The main risks of investing in one or more of the Funds are:

     * Stock Market Risk:     The Funds are subject to stock market risks and
                              significant fluctuations in value. If the stock market declines in value, the Funds are likely to decline in value. Increases or decreases in value of stocks are generally greater than for bonds or other debt investments.

     * Stock Selection Risk:  The stocks selected by the Adviser may decline in value or not increase in
                              value when the stock market in general is rising.

     In addition, the Balanced Fund is subject to the following risks:

     * Bond Market Risk:      The Balanced Fund is subject to market
                              risks associated with fixed income investments.
                              If interest rates rise, bond prices in general are likely to decline over short or even extended periods.

     * Credit Risk:           Individual issues of fixed income securities
                              may be subject to the credit risk of
                              the issuer.

     Neither Fund can guarantee that it will achieve its goal. You should be aware that you may lose money by investing in the Growth Fund or the Balanced Fund.

Is the Growth Fund or the Balanced Fund an appropriate investment for me?

     The  Funds  are  suitable for long-term  investors
only.    The   Funds  are  not  short-term   investment
vehicles.

     An   investment  in  the  Growth   Fund   may   be
appropriate if:

     *    your goal is long-term capital appreciation;

     *     you  do not require current income from this investment; and

     * you are willing to accept short-term to intermediate-term fluctuations in value to seek possible higher long-term returns.

     An investment in the Balanced Fund may be appropriate if:

     *     your goal is long-term capital appreciation and income;

     * you want to receive a moderate level of current income from this investment; and

     * you are willing to accept some short-term to intermediate-term fluctuations in value to seek possible higher long-term returns.

     Because the Funds have been in operation for less than a full calendar year, the Funds have no annual return history.

            FEES AND EXPENSES OF THE FUNDS

     The   following  table  describes  the  fees   and
expenses that you may pay if you buy and hold shares of one or more of the Funds.

Shareholders  Fees  (fees paid directly from your investment)

                                                            Growth    Balanced
                                                             Fund       Fund

  Maximum Sales Charge (Load) Imposed on Purchases            None      None
  Maximum Deferred Sales Charge (Load)                        None      None
  Maximum Sales Charge (Load) Imposed on Reinvested Dividends None      None
  Redemption Fee                                              None      None
  Exchange Fee                                                None      None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                            Growth    Balanced
                                                             Fund       Fund

  Management Fees                                             1.00%    0.90%
  Distribution and Service (12b-1) Fees                       0.25%    0.25%
  Other Expenses(1)                                           4.87%    2.68%
  Total Annual Fund Operating Expenses(1)                     6.12%    3.83%
  Fee Waiver/Expense Reimbursement (1)                        4.62%    2.53%
  Net Expenses                                                1.50%    1.30%
____________

(1) The  Adviser has contractually agreed to waive
    its  fee  and/or reimburse the Funds' other expenses
    to  the  extent necessary to ensure that the  Growth
    Fund's total operating expenses do not exceed  1.50%
    of its average daily net assets and that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets until September 30, 2000. After such date, the total operating expense limitations may be terminated or revised at any time. Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.
    For additional information, see "Fund Management."

                        Example

     The  following  Example is intended  to  help  you
compare  the cost of investing in a Fund with the  cost
of  investing  in  other  mutual  funds.   The  Example
assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's total annual operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                          1 Year    3 Years   5 Years   10 Years

       Growth Fund         $153      $1,405    $2,630    $5,574
       Balanced Fund       $132      $  936    $1,759    $3,901

                 INVESTMENT OBJECTIVES

     The  Growth Fund's investment objective  is  long-
term   capital   appreciation.   The  Balanced   Fund's
investment objective is long-term capital appreciation and income (i.e., risk-adjusted total return).

                 HOW THE FUNDS INVEST

Growth Fund

     The  Growth  Fund seeks to achieve its  investment
objective  by investing primarily in common  stocks  of
companies  with  medium to large capitalizations.   The
Growth Fund typically invests in companies with market capitalizations of $2.0 billion or more.

     The Growth Fund will focus on equity securities of
companies  that  the  Adviser  believes  have  superior
growth   prospects  relative  to  the  S&P   500.    In
identifying equity securities for the Growth Fund,  the
Adviser  generally evaluates the fundamental  prospects
for  each  company  using both  internal  and  external
research.   In  compiling  its internal  research,  the
Adviser  uses  a number of research sources,  including
industry  resources, the management  of  companies  and
other   institutional  providers.   In   the   research
process,   the  Adviser  reviews  certain   fundamental
attributes that it believes a security should have for the Growth Fund to invest in it, including:

     *  Consistent and predictable growth characteristics
        (growing revenues, earnings and dividends);

     * Low financial risk which includes low debt and lease obligations and strong cash flow;

     *  Market dominance;

     *  Significant barriers to entry; and

     *  Strong management.

The Adviser also considers its ability to effectively analyze and follow the industry in which the company participates and the company's particular business.
Finally, the Adviser values companies by considering the relationship between the earnings per share growth rate of a company and its price to earnings ratio, and by considering the range of a company's historical relative price to earnings ratio.

     The Growth Fund holds securities for an extended time, which may result in lower turnover, transaction costs and capital gains distributions. The Growth Fund sells a security when the Adviser believes it shows deteriorating fundamentals or is overvalued or to change the weighting of a security or a sector.

     Under   normal  circumstances,  the  Growth   Fund
expects to be fully invested in common stocks.   Common
stocks are units of ownership of a corporation.

     Although  not  part  of  its principal  investment
strategy, the Growth Fund may invest up to 15%  of  its
net  assets  in American Depositary Receipts  ("ADRs"),
European Depositary Receipts ("EDRs") or other  foreign
instruments.  ADRs are receipts typically issued  by  a
U.S. bank or trust company evidencing ownership of  the
underlying  foreign  security and denominated  in  U.S.
dollars.   EDRs  are  European  receipts  evidencing  a
similar  arrangement.   Pending investment  or  to  pay
redemption requests and expenses, the Growth  Fund  may
hold  a portion of its assets in short-term, investment
grade  money  market securities and cash.   The  Growth
Fund may also invest a limited amount of assets in illiquid securities. See the Funds' SAI for additional information.

Balanced Fund

     The  Balanced Fund seeks to achieve its investment
objective  by investing primarily in common stocks  and
investment   grade   bonds  and  other   fixed   income
securities.   The  Balanced  Fund  will  focus  on  the
securities  of  companies with  medium-to-large  market
capitalizations  with respect to equity  and  corporate
debt   securities  investments.   The   Balanced   Fund
typically    invests   in   companies    with    market
capitalizations of $2.0 billion or more.

     In  selecting  equity securities for the  Balanced
Fund,  the Adviser uses the same methods used  for  the
Growth  Fund as discussed above.  In addition to equity
securities,  the  Balanced Fund invests  in  investment
grade   bonds   and  other  fixed  income   securities,
including    corporate   and   government   securities,
repurchase  agreements and mortgage-backed  securities.
The  Balanced  Fund  will focus  on  intermediate  term
investment  grade bonds with an average dollar-weighted
portfolio  of  three  to  seven-year  maturities   with
individual maturities ranging from one to 10 years.

     In  identifying debt securities for  the  Balanced
Fund,  the Adviser generally conducts a relative  value
analysis.   In  the  investment  process,  the  Adviser
reviews attributes that it believes a debt security should have for the Balanced Fund to invest in it, including:

     *    Credit quality of investment grade or higher;

     *    Liquidity; and

     *    Relative value within the issue's specific sector.

     The Balanced Fund holds securities for an extended
time,  which  may result in lower turnover, transaction
costs  and  capital  gains distributions.   In  selling
equity  securities for the Balanced Fund,  the  Adviser
uses  the  same  methods used for the  Growth  Fund  as
discussed  above.   The  Balanced  Fund  sells  a  debt
security when it falls below the Balanced Fund's credit
quality  standards  or  the  Adviser  identifies   more
attractive  debt securities or to upgrade the  Balanced
Fund's overall yield, quality or liquidity.

     Under  normal  circumstances,  the  Balanced  Fund
invests  at  least  25% of its total  assets  in  fixed
income  senior securities, including bonds, other  debt
securities and non-convertible preferred stocks.   Debt
securities  are  obligations  of  the  issuer  to   pay
interest and repay principal. Preferred stocks have rights senior to a company's common stock, but junior to a company's creditors and, if held by the Balanced
Fund as a fixed income security, will generally pay a dividend.

     Although not part of its principal investment strategy, the Balanced Fund may invest up to 15% of its net assets in ADRs, EDRs or other foreign instruments.
Pending investment or to pay redemption requests and expenses, the Balanced Fund may hold a portion of its assets in short-term, investment grade money market securities and cash. The Balanced Fund may also invest a limited amount of assets in illiquid securities. See the Funds' SAI for additional information.

           PRIOR PERFORMANCE OF THE ADVISER

     The following table shows the Adviser's historical
performance data for a growth composite and a  balanced
composite  managed  by  the Adviser,  for  the  periods
indicated,  that have investment objectives,  policies,
strategies  and  risks  substantially  similar  to  the
Funds.   The  growth  composite, which  has  investment
objectives,   policies  and  strategies   substantially
similar  to  the  Growth Fund, includes  the  Adviser's
separate  accounts  that are fully discretionary,  tax-
exempt   and  greater  than  $250,000.   The   balanced
composite,  which  has investment objectives,  policies
and  strategies substantially similar to  the  Balanced
Fund, includes the Adviser's separate accounts that are
fully  discretionary, tax-exempt, greater than $250,000
and  have  an  asset  allocation of  approximately  55%
equity   securities,  approximately   40%   bonds   and
approximately 5% cash.  Non-discretionary accounts  are
excluded  from  the  composites because  the  Adviser's
clients  direct the investments of such  accounts.   In
addition,  taxable  accounts  are  excluded  from   the
composites  because such accounts  are  managed  on  an
individualized  basis  taking  into  account  the   tax
effects of securities transactions.  Accounts that  are
$250,000  or less are also excluded from the composites
because  such accounts are not sufficiently  comparable
to   the   Funds  as  they  are  too  small  for   full
diversification.   Moreover,  the  Adviser  no   longer
accepts  new non-related accounts that are $250,000  or
less.  The exclusion of discretionary, taxable accounts
that  are  $250,000 or less does not  have  a  material
effect  on  the  performance results for the  Adviser's
composites.  The separate accounts that are included in
the  Adviser's composites are not subject to  the  same
types of expenses to which the Funds are subject nor to
the    specific   diversification   requirements    and
investment  limitations imposed on  the  Funds  by  the
Internal Revenue Code of 1986, as amended (the "Code"),
and   the  1940  Act.   Consequently,  the  performance
results  for the Adviser's composites could  have  been
adversely affected if the separate accounts included in
the   composites  had  been  regulated  as  diversified
investment   companies  under  the  federal   tax   and
securities laws.

     The  Adviser's  performance information  has  been
calculated in accordance with recommended standards  of
the  Association for Investment Management and Research
("AIMR").  All returns presented were calculated  on  a
total  return  basis  and  include  all  dividends  and
interest, if any, accrued income, if any, and  realized
and  unrealized gains and losses.  All returns  reflect
the  deduction  of investment advisory fees,  brokerage
commissions  and execution costs paid by the  Adviser's
separate  accounts  without provision  for  federal  or
state  income taxes.  Custodial fees, if any, were  not
included  in  the calculation.  If custodial  fees  had
been  included,  the Adviser's performance  would  have
been  lower.   The returns do not reflect expenses  and
fees,  including the advisory fee, that an investor  in
the  Funds  will bear, since the performance data  does
not  represent  the  performance of  the  Funds  or  an
investment  therein.  If such expenses  and  fees  were
included,  the  Adviser's performance would  have  been
lower.    Cash   and   equivalents  are   included   in
performance   returns.   Total  return  is   calculated
monthly in accordance with the "time-weighted" rate  of
return  method  provided  for by  the  AIMR  standards,
accounted for on a trade-date and accrual basis.   AIMR
standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return. Principal additions and withdrawals are weighted in computing the monthly returns based on the timing of these transactions.

     The  following data is provided to illustrate  the
past  performance  of the Adviser in managing  accounts
which  are  substantially  similar  to  the  Funds   as
measured against specified market indices and does  not
represent the performance of the Funds.  For the  total
returns  of  the  Funds,  see  "Financial  Highlights,"
below.   Investors should not consider this performance
data as an indication of the future performance of the Funds or the Adviser.

         Average Annualized Return in Percent

                   Growth Composite

   Period Ending         Adviser's Growth
   June 30, 1999      Composite Performance    S&P 500(1)

          1 Year             23.3%                22.8%

          3 Years            30.3%                29.0%

          5 Years            28.4%                27.8%

   From Inception(2)         20.5%                21.1%



(1) The S&P 500 is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(2)  January 1, 1991.

                  Balanced Composite
                                            Lehman Brothers
Period Ending      Adviser's Balanced       Intermediate Govt./
June 30, 1999      Composite Performance    Corp. Bond Index(1)   S&P 500(2)

      1 Year           16.0%                    4.2%                22.8%

      3 Years          19.7%                    6.6%                29.0%

      5 Years          18.6%                    7.0%                27.8%

From Inception(3)      14.3%                    7.4%                21.1%



(1) The      Lehman     Brothers     Intermediate
Government/Corporate  Bond  Index  is  a  market  value
weighted  performance  benchmark  for  government   and
corporate fixed-rate debt issues with maturities of one
to  10  years.   The index does not reflect  investment
management  fees,  brokerage  commissions   and   other
expenses associated with investing in debt securities.

(2) The  S&P  500  is  an unmanaged  index  generally
representative  of  the U.S. stock market.   The  index
does  not reflect investment management fees, brokerage
commissions   and   other  expenses   associated   with
investing in equity securities.

(3)  January 1, 1991.

          Private Account Performance History

                   Growth Composite

  Year     1st Qtr.      2nd Qtr.      3rd Qtr.      4th Qtr.

  1991*    17.1%         0.1%          2.4%           15.6%

  1992     -4.2%         0.1%          4.1%            6.9%

  1993     -2.4%         5.5%          0.5%            4.9%

  1994     -3.6%         0.8%          3.2%            0.3%

  1995      9.7%         8.1%          6.9%            7.3%

  1996     4.9%          6.6%          5.8%            4.3%

  1997     0.7%         19.9%          6.2%            4.7%

  1998    15.8%          4.5%        -14.4%           27.2%

  1999     5.0%          7.8%



                  Balanced Composite

  Year    1st Qtr.      2nd Qtr.      3rd Qtr.     4th Qtr.

  1991*    9.6%          0.8%          3.4%           9.9%

  1992    -2.7%          1.8%          4.3%           3.4%

  1993     0.6%         -1.9%          1.4%           2.5%

  1994    -3.0%          0.1%          1.9%           0.2%

  1995     7.2%          6.7%          4.4%           5.6%

  1996     2.0%          3.7%          3.9%           3.4%

  1997     0.2%          12.1%         4.6%           3.6%

  1998     9.5%          3.3%         -6.1%          15.6%

  1999     2.7%          4.1%


* In January 1991, the Adviser commenced management of accounts under the Growth and Balanced investment objectives, policies and strategies substantially similar to the respective Funds.


                 FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Funds' financial performance for the period from June 25, 1998 (commencement of operations) to May 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

                                                  Balanced Fund   Growth Fund
Net asset value, beginning of period                $  10.00       $  10.00
Income from investment operations:
Net investment income (loss)                            0.18          (0.02)
Net realized and unrealized gain (loss) on investments  0.68           1.48

     Total from investment operations                   0.86           1.46

Less:
Dividends from net investment income                   (0.17)         (0.04)

Net asset value, end of period                      $  10.69       $  11.42

Total return(1)                                         8.66%         14.65%
Supplemental data and ratios:
Net assets, end of period                            $16,524,409   $6,503,740
Ratio of net expenses to average net assets:
     Before expense reimbursement(2)                    3.83%          6.12%
     After expense reimbursement(2)                     1.30%          1.50%
Ratio of net investment income to average net assets:
     Before expense reimbursement(2)                   (0.80)%        (5.22)%
     After expense reimbursement(2)                     1.73%         (0.60)%
Portfolio turnover rate                                16.17%         30.28%



(1)  Not annualized.

(2)  Annualized.



                    FUND MANAGEMENT

Adviser

     Badgley, Phelps and Bell, Inc. (the "Adviser")  is
the investment adviser to the Funds. The Funds have entered into an Investment Advisory Agreement with the Adviser under which the Adviser manages each of the Fund's investments and business affairs, subject to the
supervision  of  the Funds' Board  of  Directors.   The
Adviser,   1420  Fifth  Avenue,  Suite  4400,  Seattle,
Washington  98101, is a Washington corporation  founded
in  1966.  The Adviser is controlled by several of  its
officers.   As of August 31, 1999, the Adviser  managed
approximately   $1.4   billion   for   individual   and
institutional clients. Under the Investment Advisory Agreement, the Funds compensate the Adviser for its management services at the annual rate of 1.00% of the Growth Fund's average daily net assets and 0.90% of the Balanced Fund's average daily net assets. The advisory fee  is accrued daily and paid monthly.  For the fiscal
year ended May 31, 1999, the Adviser waived its management fee and reimbursed the Funds' other expenses so  that the Growth Fund's total operating expenses (on
an  annual  basis) did not exceed 1.50% of its  average
daily net assets and that the Balanced Fund's total operating expenses (on an annual basis) did not exceed
1.30% of its average daily net assets.  Until September
30, 2000, the Adviser has contractually agreed to continue to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Growth Fund's total operating expenses (on an annual basis) do not exceed 1.50% of its average daily net assets and that the Balanced Fund's total operating expenses (on an annual basis) do not exceed
1.30%  of  its  average daily net assets.   After  such
time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of Fund operating expenses. Any waiver of fees or  reimbursement of expenses will be made on a monthly
basis and, with respect to the latter, will be paid  to
the Funds by reduction of the Adviser's fee. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for a Fund and increasing its overall return to investors at the time
any  such  amounts were waived and/or reimbursed.   Any
such waiver or reimbursement is subject to later adjustment during the term of the Investment Advisory Agreement to allow the Adviser to recoup amounts waived or  reimbursed to the extent actual fees  and  expenses
for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three
years   from  the  date  such  amount  was  waived   or
reimbursed.

     Under  the  Investment  Advisory  Agreement,   the
Adviser is responsible for management of each Fund's assets, as well as for portfolio transactions and brokerage.

     Portfolio Managers. The following individuals are co-managers of the Funds:

     Steven  C. Phelps.  Mr. Phelps graduated Phi  Beta
Kappa and magna cum laude from Williams College in 1983
with a degree in political economy and was subsequently
awarded  a  Fulbright Scholarship at the University  of
Frankfurt,  Germany  for  research  on  policy   issues
relating  to international monetary coordination.   Mr.
Phelps has been President and a Director of the Adviser
since  1990.   Mr.  Phelps joined the Adviser  in  1986
after working for two years with PACCAR, Inc. as a finance analyst and as an independent researcher on the economics of the transportation industry. Mr. Phelps is a Chartered Financial Analyst and a Chartered
Investment Counselor.

     Mitzi  W.  Carletti.   Ms.  Carletti  received   a
Bachelor of Arts degree with honors from the University of Puget Sound in 1978. Prior to joining the Adviser as a portfolio manager in 1995, Ms. Carletti worked as a senior research analyst at Frank Russell Company, a pension fund consulting firm, from 1988 until 1995, and as a financial consultant with Merrill Lynch from 1979 to 1988.

     Mark   W.  Broughton.   Mr.  Broughton  earned   a
Bachelor of Science degree in finance and a Masters  of
Business  Administration in finance  and  international
finance/business  economics  from  the  University   of
Southern  California  in 1989 and  1995,  respectively.
Prior  to  joining the Adviser in 1996 as  a  portfolio
manager,  Mr. Broughton worked as a portfolio associate
and  research  analyst at Provident Investment  Counsel
for  over  five  years and as an account specialist  at
State  Street Research & Management for one and a  half
years.   Mr. Broughton is a Chartered Financial Analyst
and a Chartered Investment Counselor.

     The following individual is also a co-manager of the Balanced Fund concentrating on the Balanced Fund's fixed income securities.

     Andrea L. Blesi.  Ms. Blesi received a Bachelor of
Science degree in economics from the University of Minnesota in 1992. Prior to joining the Adviser as a portfolio manager and trader in 1998, Ms. Blesi was an associate vice president in the fixed income capital markets division at Dain Rauscher, Inc. for seven years.

Custodian

     Firstar Bank Milwaukee, N.A. ("Firstar Bank"), 777
East Wisconsin Avenue, Milwaukee, Wisconsin 53202 acts as custodian of the Funds' assets.

Transfer Agent and Administrator

     Firstar  Mutual  Fund Services,  LCC  ("Firstar"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin  53202 acts as transfer agent for  the  Funds
(the "Transfer Agent") and as the Funds' administrator.

Distributor

     Rafferty  Capital Markets, Inc.,  1311  Mamaroneck
Avenue, White Plains, New York 10605, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as distributor of each Fund's shares (the "Distributor"). The Distributor is not affiliated with the Adviser.

                HOW TO PURCHASE SHARES

     Shares of the Funds may be purchased at net  asset
value  (as defined below) through any dealer which  has
entered into a sales agreement with the Distributor, in
its  capacity as principal underwriter of shares of the
Funds,  or  through  the  Distributor  directly.    The
Transfer Agent may also accept purchase applications.

Purchase of Fund Shares

     Payment for Fund shares should be made by check or
money  order  in  U.S. dollars drawn on  a  U.S.  bank,
savings and loan, or credit union.  The minimum initial
investment   in   a   Fund  is   $25,000.    Subsequent
investments of at least $1,000 may be made by  mail  or
by  wire.  For investors using the Automatic Investment
Plan,  as  described below, the minimum  investment  is
$10,000  with  a  minimum monthly investment  of  $250.
These minimums can be changed or waived by the Funds at
any  time.   The  Funds  will waive  the  minimums  for
employees  of  the  Adviser and their  family  members.
Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Net Asset Value

     Shares of the Funds are sold on a continual  basis
at   the  net  asset  value  per  share  next  computed
following  receipt  of  an order  in  proper  form  (as
described   below   under  "Initial   Investment"   and
"Subsequent Investment") by a dealer, the Distributor or the Transfer Agent, as the case may be. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Standard
Time) on each day the New York Stock Exchange ("NYSE") is open. See "Valuation of Fund Shares."

Initial Investment - Minimum $25,000

     You  may  purchase Fund shares by  completing  the
enclosed shareholder application and mailing it  and  a
check  or money order payable to "Badgley Funds,  Inc."
to  your  securities  dealer, the  Distributor  or  the
Transfer  Agent,  as  the case  may  be.   The  minimum
initial  investment  is $25,000.   If  mailing  to  the
Distributor or Transfer Agent, please send to the following address:

           By  Mail                          By Overnight Courier

     Firstar Mutual Fund Services, LLC       Firstar Mutual Fund Services, LLC
     P.O. Box 701                            Third Floor
     Milwaukee,   Wisconsin   53201-0701     615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.
Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or a Fund. Do not mail letters by overnight courier to the post office box.

     If  the  securities  dealer  you  have  chosen  to
purchase  Fund  shares through has not entered  into  a
sales agreement with the Distributor, such dealer  may,
nevertheless,  offer  to  place  your  order  for   the
purchase  of Fund shares.  Purchases made through  such
dealers  will be effected at the net asset  value  next
determined  after  receipt by a Fund  of  the  dealer's
order to purchase shares.  Such dealers may also charge
a  transaction fee, as determined by the dealer.   That
fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If  your check does not clear, you will be charged
a  $20  service fee.  You will also be responsible  for
any  losses  suffered by a Fund as a  result.   Neither
cash  nor  third-party checks will  be  accepted.   All
applications  to purchase Fund shares  are  subject  to
acceptance  by  a  Fund and are not  binding  until  so
accepted.   The Funds will not accept your  application
unless it is in good form and accompanied by a check or money order payable to "Badgley Funds, Inc." for at least the minimum investment amount. The Funds reserve the right to decline or accept a purchase order application in whole or in part.

Wire Purchases

     You  may  also purchase Fund shares by wire.   The
following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:        Firstar Bank Milwaukee, N.A.
          ABA Number:     075000022

          Credit:         Firstar Mutual Fund Services, LLC
          Account:        112-952-137

          Further Credit: Badgley Funds, Inc.
                          (shareholder account number)
                          (shareholder name/account registration)

     Please  call 1-877-BADGLEY (1-877-223-4539)  prior
to  wiring any funds to notify the Transfer Agent  that
the  wire  is  coming  and to verify  the  proper  wire
instructions so that the wire is properly applied  when
received.   The  Funds  are  not  responsible  for  the
consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     The telephone purchase option allows investors  to
make   subsequent  investments  directly  from  a  bank
checking   or   savings  account.   To  establish   the
telephone purchase option on your account, complete the
appropriate  section  in  the shareholder  application.
Only   bank   accounts   held  at  domestic   financial
institutions that are Automated Clearing House  ("ACH")
members  may be used for telephone transactions.   This
option  will become effective approximately 15 business
days  after  the  application form is received  by  the
Transfer Agent.  Purchases must be in amounts  of  $250
or more and may not be used for initial purchases of  a
Fund's  shares.  To have Fund shares purchased  at  the
net  asset  value  determined at the close  of  regular
trading  on  a  given  date, the  Transfer  Agent  must
receive  both  your  purchase  order  and  payment   by
Electronic Funds Transfer through the ACH system  prior
to  the  close of regular trading on such  date.   Most
transfers  are  completed  within  one  business   day.
Subsequent  investments may be made by  calling  1-877-
BADGLEY (1-877-223-4539).

Purchasing Shares Through Financial Intermediaries

     If   you   purchase  shares  through  a  financial
intermediary   (such   as  a  broker-dealer),   certain
features  of  a Fund relating to such transactions  may
not  be  available  or may be modified.   In  addition,
certain operational policies of a Fund, including those
related  to settlement and dividend accrual,  may  vary
from  those  applicable to direct shareholders  of  the
Fund  and  may vary among intermediaries.   You  should
consult   your   financial   intermediary   for    more
information regarding these matters.  Certain financial
intermediaries  may  charge you  transaction  fees  for
their  services.   You will not be charged  these  fees
directly  by  a Fund if you purchase your  Fund  shares
directly  from the Fund without the intervention  of  a
financial   intermediary.   Each  Fund  may,   however,
compensate   financial  intermediaries  for  assistance
under the Funds' Distribution and Shareholder Servicing
Plan (i.e., Rule 12b-1 plan) or otherwise.

Automatic Investment Plan - Minimum $10,000

     The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in one or more of the Funds from your bank checking or NOW account.
The minimum initial investment for investors using the AIP is

$10,000 with a monthly minimum  investment  of
$250.   To  establish the AIP, complete the appropriate
section  in  the shareholder application.   You  should
consider your financial ability to continue in the  AIP
until  the  minimum initial investment  amount  is  met
because the Funds have the right to close an investor's
account  for  failure  to  reach  the  minimum  initial
investment.   For additional information  on  the  AIP,
please see the SAI.

Individual Retirement Accounts

     You  may invest in a Fund by establishing  a  tax-
sheltered  individual retirement account ("IRA").   The
Funds  offer  the Traditional IRA and  Roth  IRA.   For
additional information on IRA options, please see the SAI.

Subsequent Investments - Minimum $1,000

     Additions to your account may be made by  mail  or
by  wire.   Any subsequent investment must  be  for  at
least $1,000. When making an additional purchase by mail, enclose a check payable to "Badgley Funds, Inc."
and the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-877-BADGLEY
(1-877-223-4539) for complete wiring instructions.

                 HOW TO REDEEM SHARES

In General

     You  may request redemption of part or all of your
Fund  shares  at  any time at the next  determined  net
asset  value.   See  "Valuation of  Fund  Shares."   No
redemption  request  will  become  effective  until   a
redemption  request  is received  in  proper  form  (as
described  below)  by the Transfer Agent.   You  should
contact  the  Transfer  Agent for  further  information
concerning redemption of Fund shares.  A Fund  normally
will  mail  your redemption proceeds the next  business
day  and, in any event, no later than seven days  after
receipt   of  a  redemption  request  in  good   order.
However, when a purchase has been made by check, a Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to 12 days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by a Fund of the broker or dealer's instruction to redeem shares.
Some brokers or dealers may charge a fee in connection with such redemptions.

     Investors who have an IRA must indicate on their redemption requests whether or not federal income tax should be withheld. Redemption requests failing to make an election will be subject to withholding.

     Your account may be terminated by the Funds on not
less  than 30 days' written notice if, at the  time  of
any redemption of shares in your account, the value  of
the   remaining  shares  in  the  account  falls  below
$25,000.   Upon any such termination, a check  for  the
proceeds of redemption will be sent to you within seven days of the redemption.

Written Redemption

     For   most  redemption  requests,  you  need  only
furnish a written, unconditional request to redeem your shares at net asset value to the Transfer Agent:

           By  Mail                        By Overnight Courier

     Firstar Mutual Fund Services, LLC     Firstar Mutual Fund Services, LLC
     P.O. Box 701                          Third Floor
     Milwaukee, Wisconsin 53201-0701       615 East Michigan Street
                                           Milwaukee, Wisconsin 53202

Requests for redemption must (i) be signed exactly as the shares are registered, including the signature of each owner, and (ii) specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The

Transfer Agent will charge  a
$12.00  service fee for wire transactions.   Additional
documentation   may  be  requested  from  corporations,
executors, administrators, trustees, guardians,  agents
or  attorneys-in-fact.  The Funds do not  consider  the
U.S.  Postal  Service  or  other  independent  delivery
services to be their agents.  Therefore, deposit in the
mail  or with such services, or receipt at the Transfer
Agent's post office box of redemption requests does not
constitute receipt by the Transfer Agent or the  Funds.
Do  not  mail letters by overnight courier to the  post
office  box.  Any written redemption requests  received
within  15  days  after  an  address  change  must   be
accompanied by a signature guarantee.

Telephone Redemption

     You  may  also redeem your shares by  calling  the
Transfer   Agent   at  1-877-BADGLEY  (1-877-223-4539).
Redemption  requests  by telephone  are  available  for
redemptions of $1,000 or more.  Redemption requests for
less  than  $1,000  must be in writing.   In  order  to
utilize   this  procedure,  you  must  have  previously
elected this option on your shareholder application and
the  redemption proceeds must be mailed directly to you
or  transmitted to your predesignated account via  wire
or  ACH transfer.  Funds sent via ACH are automatically
credited  to  your account within three business  days.
There  is  currently no charge for  this  service.   To
change  the designated account, send a written  request
with signature(s) guaranteed to the Transfer Agent.  To
change  the address, call the Transfer Agent or send  a
written  request  with signature(s) guaranteed  to  the
Transfer  Agent.   Additional  documentation   may   be
requested from corporations, executors, administrators,
trustees,  guardians, agents or attorneys-in-fact.   No
telephone redemption requests will be allowed within 15 days of such a change. The Funds reserve the right to limit the number of telephone redemptions you may make.
Once made, telephone redemptions may not be modified or canceled.

     The  Transfer Agent will use reasonable procedures
to  ensure that instructions received by telephone  are
genuine.   These procedures may include requiring  some
form  of  personal identification prior to acting  upon
telephone     instructions,    recording     telephonic
transactions  and/or  sending written  confirmation  of
such  transactions  to investors.  Assuming  procedures
such as the above have been followed, neither the Funds
nor  the  Transfer Agent will be liable for  any  loss,
cost   or   expense  for  acting  upon  an   investor's
instructions   or   for   any  unauthorized   telephone
redemption.   The Funds reserve the right to  refuse  a
telephone redemption request if so advised.

Redeeming Shares Through Financial Intermediaries

     If   you   redeem  shares  through   a   financial
intermediary (such as a broker-dealer), such  financial
intermediary may charge you transaction fees for  their
services.   You will not be charged such  fees  if  you
redeem Fund shares directly through a Fund without the intervention of a financial intermediary.

Systematic Withdrawal Plan

     The  Systematic Withdrawal Plan ("SWP") allows you
to  make  automatic withdrawals from  your  account  at
regular  intervals.   Redemptions for  the  purpose  of
satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to make a SWP payment, the remaining amount will be redeemed and the SWP will be terminated.
Please see the SAI for more information.

Signature Guarantees

     Signature guarantees are required for:

     * redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares;

     * redemption requests to be mailed or wired to other than the address that appears of record; and

     * any redemption request if a change of address has been received by the Funds or Transfer Agent within the last 15 days.

A signature guarantee may be obtained from any eligible
guarantor  institution, as defined by the  SEC.   These
institutions include banks, saving associations, credit unions, brokerage firms and others. Please note that a notary public stamp or seal is not acceptable.

Exchange Privilege

     The Funds have established a program which permits
Fund shareholders to exchange Fund shares for shares of
any  other  Badgley Fund or for shares of  the  Firstar
Money  Market  Funds.   Please see  the  SAI  for  more
information on the exchange privilege.

               VALUATION OF FUND SHARES

     Net  asset value is calculated by taking the value
of   a  Fund's  total  assets,  including  interest  or
dividends  accrued,  but not yet  collected,  less  all
liabilities, and dividing by the total number of shares
outstanding.  The result, rounded to the nearest  cent,
is  the net asset value per share.  The net asset value
per  share  is  determined as of the close  of  trading
(generally 4:00 p.m. Eastern Standard Time) on each day
the   NYSE  is  open  for  business.   Purchase  orders
received or shares tendered for redemption on a day the
NYSE is open for trading, prior to the close of trading
on  that day, will be valued as of the close of trading
on that day.  Net asset value is not determined on days
the  NYSE  is  closed.  Applications  for  purchase  of
shares  and requests for redemption of shares  received
after  the close of trading on the NYSE will be  valued
as  of the close of trading on the next day the NYSE is
open.   A  Fund's net asset value may not be calculated
on  days  during which the Fund receives no  orders  to
purchase   shares  and  no  shares  are  tendered   for
redemption.   In determining net asset value,  expenses
are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Funds.

      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Funds have adopted a plan pursuant to Rule 12b-
1   under  the  1940  Act  (the  "12b-1  Plan"),  which
authorizes  it  to  pay  the  Distributor  and  certain
financial  intermediaries (such as broker-dealers)  who
assist  in  distributing Fund  shares  or  who  provide
shareholder    services   to   Fund   shareholders    a
distribution and shareholder servicing fee of 0.25%  of
each  Fund's average daily net assets (computed  on  an
annual  basis).   The  12b-1 Plan  has  the  effect  of
increasing a Fund's expenses from what they would otherwise be. Because Rule 12b-1 fees are paid out of a Fund's net assets on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors of a Fund more than paying other types of sales charges. For additional information on the 12b-1 Plan, please see the SAI.

    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

     For  federal  income tax purposes,  all  dividends
paid  by  the  Funds and distributions of net  realized
short-term capital gains are taxable as ordinary income
whether  reinvested or received in cash unless you  are
exempt  from  taxation or entitled to a  tax  deferral.
Distributions  paid by a Fund from net  realized  long-
term  capital  gains,  whether  received  in  cash   or
reinvested  in  additional shares,  are  taxable  as  a
capital  gain.   The  capital gain  holding  period  is
determined by the length of time the Fund has held  the
security  and  not  the length of time  you  have  held
shares  in  the  Fund.  The Growth Fund  expects  that,
because  of its investment objective, its distributions
will consist primarily of long-term capital gains.  The
Balanced  Fund expects that, because of its  investment
objective, its distributions will consist primarily  of
long-term capital gains and ordinary income.  Investors
are  informed annually as to the amount and  nature  of
all  dividends and capital gains paid during the  prior
year.   Such  capital gains and dividends may  also  be
subject  to  state  or local taxes.   If  you  are  not
required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The  Growth Fund intends to pay dividends from net
investment  income  annually,  and  the  Balanced  Fund
intends  to  pay  dividends from net investment  income
quarterly.   The  Funds  intend to  distribute  capital
gains,  if any, at least annually.  When a dividend  or
capital  gain is distributed, a Fund's net asset  value
decreases  by  the  amount  of  the  payment.   If  you
purchase shares shortly before a distribution, you will
be  subject  to income taxes on the distribution,  even
though   the  value  of  your  investment  (plus   cash
received, if any) remains the same.  All dividends  and
capital  gains  distributions  will  automatically   be
reinvested  in  additional  Fund  shares  at  the  then
prevailing   net   asset  value  unless   an   investor
specifically requests that either dividends or  capital
gains or both be paid in cash.  An investor may change an
election   by   telephone,  subject   to   certain
limitations,  by calling the Transfer Agent  at  1-877-
BADGLEY (1-877-223-4539).

     Investors who request to have dividends and/or capital gains in cash may have such amounts mailed or sent via electronic funds transfer ("EFT"). Transfers via EFT generally take up to three business days to reach the investor's bank account.

     If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, a Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

     If  you do not furnish the Funds with your correct
social   security  number  or  taxpayer  identification
number, the Funds are required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

     An exchange of Fund shares for shares pursuant to the Funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.
An exchange is not a tax-free transaction.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

                    YEAR 2000 ISSUE

     The Funds' operations depend on the seamless functioning of computer systems in the financial service industry, including those of the Adviser, Firstar and Firstar Bank. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated.
This failure, commonly referred to as the "Year 2000
Issue," could adversely affect the handling of security trades, pricing and account servicing for the Funds.

     The Adviser has made compliance with the Year 2000
Issue a high priority and is taking steps that it believes are reasonably designed to address the Year
2000 Issue with respect to its computer systems.  The
Adviser has also been informed that comparable steps are being taken by the Funds' other major service providers. The Adviser does not currently anticipate that the Year 2000 Issue will have a material impact on its ability to continue to fulfill its duties as investment adviser to the Funds. However, there can be no assurance that the computer systems of the companies in which the Funds invest will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue.

DIRECTORS                                  CUSTODIAN

J. Kevin Callaghan                         Firstar Bank Milwaukee, N.A.
Steven C. Phelps                           777 East Wisconsin Avenue
Frank S. Bayley                            Milwaukee, Wisconsin 53202
Madelyn B. Smith
Graham S. Anderson                         ADMINISTRATOR, TRANSFER AGENT AND
                                           DIVIDEND-DISBURSING AGENT
PRINCIPAL OFFICERS
                                           Firstar Mutual Fund Services, LLC
Otis P. Heald III (Tres), President        Third Floor
Lisa P. Guzman, Treasurer                  615 East Michigan Street
 and Secretary                             Milwaukee, Wisconsin 53202

INVESTMENT ADVISER                         INDEPENDENT ACCOUNTANTS

Badgley, Phelps and Bell, Inc.             PricewaterhouseCoopers LLP
1420  Fifth Avenue, Suite 4400             100 East Wisconsin Avenue, Suite 1500
Seattle, Washington 98101                  Milwaukee, Wisconsin 53202

DISTRIBUTOR                                LEGAL COUNSEL

Rafferty Capital Markets, Inc.             Godfrey & Kahn, S.C.
1311 Mamaroneck Avenue                     780 North Water Street
White  Plains,  New  York 10605            Milwaukee, Wisconsin 53202


     The  SAI contains additional information about the
Funds.    Additional  information  about   the   Funds'
investments is contained in the Funds' annual and semi-annual reports to shareholders. The Funds' annual report provides a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.
The Funds' SAI, which is incorporated by reference into this Prospectus, annual reports and semi-annual reports are available without charge upon request to the address or toll-free telephone number noted on the cover page of this Prospectus. These documents may also be obtained from certain financial intermediaries, including the Distributor, who purchase and sell Fund shares. General inquiries regarding the Funds can be directed to the Funds at the address and toll-free telephone number on the cover page of this Prospectus.

     Information  about the Funds (including  the  SAI)
can   be  reviewed  and  copied  at  the  SEC's  Public
Reference Room in Washington, D.C.  Please call the SEC
at  1-800-SEC-0330  for  information  relating  to  the
operation  of the Public Reference Room.   Reports  and
other information about the Funds are available on the SEC's Internet site at http://www.sec.gov or upon payment of a duplicating fee, by writing the Public
Reference Room of the SEC, Washington, D.C. 20549-6009.

     The Funds' 1940 Act File Number is 811-8769.